Provisions - Main Data of Defined Benefit Plans (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Net provision	€ 338	€ 408
Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	309	385
Net provision	338	408
Net assets	29	23
Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	913	960	€ 1,086
Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(870)	(774)	(801)
Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	43	186
Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	266	199
Germany | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	107	223
Net provision	117	231
Net assets	10	8
Germany | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	208	322	350
Germany | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(101)	(99)	(95)
Germany | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	107	223
Germany | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Brazil | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	137	88
Net provision	138	103
Net assets	1	15
Brazil | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	622	549	643
Brazil | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(751)	(660)	(693)
Brazil | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(129)	(111)
Brazil | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	266	199
Hispam | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	64	67
Net provision	75	67
Net assets	11	0
Hispam | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	64	67	74
Hispam | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Hispam | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	64	67
Hispam | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Others | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	1	7
Net provision	8	7
Net assets	7	0
Others | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	19	22	19
Others | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(18)	(15)	€ (13)
Others | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	1	7
Others | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	€ 0	€ 0